COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Cost of Sales

		2024		2023		2022
Inventories at the beginning of the year		215,926,185		181,631,737		155,625,813
Finished products	9,084,587		11,402,098		7,861,807
Products in progress	38,434,508		32,592,130		26,491,052
Raw materials, materials, fuel, and spare parts	168,407,090		137,637,509		121,272,954
Purchases and production expenses for the year		565,001,748		722,979,706		744,419,225
Inventories at the end of the year		(268,730,215)		(215,926,185)		(181,631,737)
Finished products	(8,700,699)		(9,084,587)		(11,402,098)
Products in progress	(47,441,635)		(38,434,508)		(32,592,130)
Raw materials, materials, fuel, and spare parts	(212,587,881)		(168,407,090)		(137,637,509)
Cost of sales		512,197,718		688,685,258		718,413,301

Schedule of Breakdown of Production Costs
The breakdown of production costs is as follows:

	2024	2023	2022
Fees and compensation for services	4,972,420	10,505,274	13,555,209
Salaries, wages, and social security contributions	86,997,550	105,213,821	107,048,984
Transport and traveling expenses	6,332,449	5,896,934	5,269,610
Data processing	299,634	361,264	400,988
Taxes, duties, contributions, and commissions	9,918,429	12,002,010	13,126,665
Depreciation and amortization	63,715,419	69,380,637	88,319,653
Preservation and maintenance costs	58,445,096	62,822,169	61,216,389
Communications	660,012	577,933	659,273
Leases	965,199	1,217,330	1,162,370
Employee benefits	3,722,768	3,442,066	3,200,546
Water, natural gas, and energy services	130,758	201,086	155,991
Freight and tolls	48,313,631	72,047,692	76,655,419
Fuels	65,626,798	110,528,064	113,945,347
Insurance	2,061,369	2,577,922	2,394,048
Packaging	17,979,261	23,062,891	24,932,215
Electric power	39,453,476	52,870,127	62,859,633
Contractors	47,812,588	54,282,914	49,598,774
Canon (concession fee)	352,046	458,571	505,591
Security	3,544,260	3,108,833	3,256,492
Others	8,637,956	8,574,398	9,718,521
Total	469,941,119	599,131,936	637,981,718